Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS:
Cash & Equivalents	$ 447,664	$ 484,880
Property Net	2,175,429	2,105,093
Uncollected Rental Revenue	136,121	175,275
Prepaid Advertising
Other Assets	56,625	56,625
TOTAL	2,815,839	2,821,873
LIABILITIES:
Distribution due to Partners	200,650	200,650
Incentive Management Fee Liability	328,859	340,800
Property Management Fee Liability	312,906	310,727
Deferred Income	40,717	32,545
Accrued Expenses	18,234	19,679
Other Liabilities	218,799	205,134
Total Liabilities	1,120,165	1,109,535
PARTNERS' EQUITY:
General Partners	(125,070)	(124,904)
Limited Partners	1,820,744	1,837,242
Total Partners' Equity	1,695,674	1,712,338
TOTAL	$ 2,815,839	$ 2,821,873